Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Chief Executive Officer, President [Member] | Bruno Bonifacio [Member]
Related Party Transaction [Line Items]
Principal Position	Former Chief Executive Officer and former Director	Chief Executive Officer and Director
Year	2024
Salary	$ 96,000	$ 96,000
Chief Executive Officer, President [Member] | Bonifacio, Paulo R [Member]
Related Party Transaction [Line Items]
Principal Position	Chief Executive Officer, President and Director
Year	2024
Salary	$ 168,000
Director [Member] | Bruno Bonifacio [Member]
Related Party Transaction [Line Items]
Year	2023
Salary	$ 96,000
Director [Member] | Bonifacio, Paulo R [Member]
Related Party Transaction [Line Items]
Year	2023
Salary	$ 168,000
Former Chief Financial Officer [Member] | Burti, Leonardo P. [Member]
Related Party Transaction [Line Items]
Principal Position	Chief Financial Officer	Chief Financial Officer
Year	2024
Salary	$ 108,000	$ 108,000
Former Chief Financial Officer [Member] | Farina, Fabio L [Member]
Related Party Transaction [Line Items]
Principal Position	Former Chief Financial Officer
Year	2023
Salary	$ 72,000	$ 72,000